Bonds - Rollforwards of Bonds (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	S/ 947,567
Balance at December, 31	937,042	S/ 947,567
GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	603,657	604,031
Amortization	(10,178)	(19,141)
Accrued interest	48,130	49,132
Interest paid	(29,949)	(30,365)
Balance at December, 31	611,660	603,657
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	343,910	363,684
Amortization	(18,736)	(20,010)
Accrued interest	24,170	2,987
Capitalized interest	3,361	26,011
Interest paid	(27,323)	(28,762)
Balance at December, 31	S/ 325,382	S/ 343,910